Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Provision and Reversal for the Allowance of Financial Investments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	₩ 4,889	₩ 9,595	₩ 6,415
Reversal	(5,984)	(1,091)	(1,181)
Total	(1,095)	8,504	5,234
Securities measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	2,009	7,466	4,297
Reversal	(4,896)	(385)	(229)
Total	(2,887)	7,081	4,068
Loans measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	72	237	202
Reversal	(260)	(15)	(316)
Total	(188)	222	(114)
Securities measured at amortized cost
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	2,808	1,892	1,916
Reversal	(828)	(691)	(636)
Total	₩ 1,980	₩ 1,201	₩ 1,280